Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties had Transactions	The related parties had transactions for the years ended December 31, 2023, 2022 and 2021 consist of the following:
Name of Related Party	Nature of Relationship at December 31, 2023
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)

Rongfeng Cui	Former Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Feng Zhang	CFO

Yanjuan Wang	Rongfeng Cui’s wife

Yan Fu	Former Sales Vice President

Yuxiang Qi	Dandan Liu’s mother

Tide (Shanghai) Industrial Co. Ltd.	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd.	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”)	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018. Dissolved in February 2021.

Qingdao Yinhe Jiutian Information Technology Co., Ltd.	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd.	Solely owned by Xiaomei Wang

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Rongbing Cui serves as supervisor of Quanmin Chongai

LAI LINGS LENEXA	Raymond Ng is the son of Richard Ng
Products Inc.	Owned by Richard Ng
Bo Lings at Zona Rosa in the Northland	Owned by Richard Ng
Richard Ng	Richard owns 49% control of Far Ling’s Inc.

Schedule of Due to Related Parties	Due to related parties consisted of the following:
	December 31,	December 31,
	2023	2022
Dandan Liu	1,963,457	-
Rongfeng Cui	-	33,624
Feng Zhang	-	22,123
Products Inc.	19,973	-
Total	$1,983,430	$55,747

Schedule of Short Term Loans from Related Parties	Short-term loans from related parties
	December 31,	December 31,
	2023	2022
Rongfeng Cui	$277,408	$266,451
Total	$277,408	$266,451

Schedule of Accounts Payable to Related Parties	Accounts payable to related parties
	December 31,	December 31,
	2023	2022
Richard Ng	$-	$1,033
Total	$-	$1,033